Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	11-K
Entity Registrant Name	AmeriServ Financial, Inc.
Entity Central Index Key	0000707605
Amendment Flag	false
401(k) Profit Sharing Plan
Document and Entity Information
Document Type	11-K
Amendment Flag	false